Shareholder Report, Holdings (Details)	May 31, 2026
C000069624 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.90%
C000069624 | AAA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000069624 | AA
Holdings [Line Items]
Percent of Total Investments	40.00%
C000069624 | A
Holdings [Line Items]
Percent of Total Investments	24.70%
C000069624 | BBB
Holdings [Line Items]
Percent of Total Investments	15.40%
C000069624 | BB
Holdings [Line Items]
Percent of Total Investments	5.10%
C000069624 | B
Holdings [Line Items]
Percent of Total Investments	0.50%
C000069624 | A-1+
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028619 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.90%
C000028619 | AAA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000028619 | AA
Holdings [Line Items]
Percent of Total Investments	40.00%
C000028619 | A
Holdings [Line Items]
Percent of Total Investments	24.70%
C000028619 | BBB
Holdings [Line Items]
Percent of Total Investments	15.40%
C000028619 | BB
Holdings [Line Items]
Percent of Total Investments	5.10%
C000028619 | B
Holdings [Line Items]
Percent of Total Investments	0.50%
C000028619 | A-1+
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028621 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.90%
C000028621 | AAA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000028621 | AA
Holdings [Line Items]
Percent of Total Investments	40.00%
C000028621 | A
Holdings [Line Items]
Percent of Total Investments	24.70%
C000028621 | BBB
Holdings [Line Items]
Percent of Total Investments	15.40%
C000028621 | BB
Holdings [Line Items]
Percent of Total Investments	5.10%
C000028621 | B
Holdings [Line Items]
Percent of Total Investments	0.50%
C000028621 | A-1+
Holdings [Line Items]
Percent of Total Investments	0.30%
C000082629 | Not Rated
Holdings [Line Items]
Percent of Total Investments	52.60%
C000082629 | AAA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000082629 | AA
Holdings [Line Items]
Percent of Total Investments	13.50%
C000082629 | A
Holdings [Line Items]
Percent of Total Investments	8.60%
C000082629 | BBB
Holdings [Line Items]
Percent of Total Investments	11.30%
C000082629 | BB
Holdings [Line Items]
Percent of Total Investments	10.00%
C000082629 | B
Holdings [Line Items]
Percent of Total Investments	1.20%
C000082629 | CCC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000082629 | D
Holdings [Line Items]
Percent of Total Investments	0.10%
C000082627 | Not Rated
Holdings [Line Items]
Percent of Total Investments	52.60%
C000082627 | AAA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000082627 | AA
Holdings [Line Items]
Percent of Total Investments	13.50%
C000082627 | A
Holdings [Line Items]
Percent of Total Investments	8.60%
C000082627 | BBB
Holdings [Line Items]
Percent of Total Investments	11.30%
C000082627 | BB
Holdings [Line Items]
Percent of Total Investments	10.00%
C000082627 | B
Holdings [Line Items]
Percent of Total Investments	1.20%
C000082627 | CCC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000082627 | D
Holdings [Line Items]
Percent of Total Investments	0.10%
C000082628 | Not Rated
Holdings [Line Items]
Percent of Total Investments	52.60%
C000082628 | AAA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000082628 | AA
Holdings [Line Items]
Percent of Total Investments	13.50%
C000082628 | A
Holdings [Line Items]
Percent of Total Investments	8.60%
C000082628 | BBB
Holdings [Line Items]
Percent of Total Investments	11.30%
C000082628 | BB
Holdings [Line Items]
Percent of Total Investments	10.00%
C000082628 | B
Holdings [Line Items]
Percent of Total Investments	1.20%
C000082628 | CCC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000082628 | D
Holdings [Line Items]
Percent of Total Investments	0.10%
C000206561 | Not Rated
Holdings [Line Items]
Percent of Total Investments	52.60%
C000206561 | AAA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000206561 | AA
Holdings [Line Items]
Percent of Total Investments	13.50%
C000206561 | A
Holdings [Line Items]
Percent of Total Investments	8.60%
C000206561 | BBB
Holdings [Line Items]
Percent of Total Investments	11.30%
C000206561 | BB
Holdings [Line Items]
Percent of Total Investments	10.00%
C000206561 | B
Holdings [Line Items]
Percent of Total Investments	1.20%
C000206561 | CCC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000206561 | D
Holdings [Line Items]
Percent of Total Investments	0.10%
C000069625 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.40%
C000069625 | AAA
Holdings [Line Items]
Percent of Total Investments	6.80%
C000069625 | AA
Holdings [Line Items]
Percent of Total Investments	40.10%
C000069625 | A
Holdings [Line Items]
Percent of Total Investments	23.20%
C000069625 | BBB
Holdings [Line Items]
Percent of Total Investments	12.80%
C000069625 | BB
Holdings [Line Items]
Percent of Total Investments	5.20%
C000069625 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000069625 | A-1+
Holdings [Line Items]
Percent of Total Investments	0.40%
C000028628 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.40%
C000028628 | AAA
Holdings [Line Items]
Percent of Total Investments	6.80%
C000028628 | AA
Holdings [Line Items]
Percent of Total Investments	40.10%
C000028628 | A
Holdings [Line Items]
Percent of Total Investments	23.20%
C000028628 | BBB
Holdings [Line Items]
Percent of Total Investments	12.80%
C000028628 | BB
Holdings [Line Items]
Percent of Total Investments	5.20%
C000028628 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028628 | A-1+
Holdings [Line Items]
Percent of Total Investments	0.40%
C000028630 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.40%
C000028630 | AAA
Holdings [Line Items]
Percent of Total Investments	6.80%
C000028630 | AA
Holdings [Line Items]
Percent of Total Investments	40.10%
C000028630 | A
Holdings [Line Items]
Percent of Total Investments	23.20%
C000028630 | BBB
Holdings [Line Items]
Percent of Total Investments	12.80%
C000028630 | BB
Holdings [Line Items]
Percent of Total Investments	5.20%
C000028630 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028630 | A-1+
Holdings [Line Items]
Percent of Total Investments	0.40%
C000069626 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.40%
C000069626 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000069626 | AA
Holdings [Line Items]
Percent of Total Investments	37.60%
C000069626 | A
Holdings [Line Items]
Percent of Total Investments	17.70%
C000069626 | BBB
Holdings [Line Items]
Percent of Total Investments	26.70%
C000069626 | BB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000069626 | B
Holdings [Line Items]
Percent of Total Investments	1.50%
C000069626 | A-1+
Holdings [Line Items]
Percent of Total Investments	1.60%
C000069626 | CCC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000028631 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.40%
C000028631 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000028631 | AA
Holdings [Line Items]
Percent of Total Investments	37.60%
C000028631 | A
Holdings [Line Items]
Percent of Total Investments	17.70%
C000028631 | BBB
Holdings [Line Items]
Percent of Total Investments	26.70%
C000028631 | BB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000028631 | B
Holdings [Line Items]
Percent of Total Investments	1.50%
C000028631 | A-1+
Holdings [Line Items]
Percent of Total Investments	1.60%
C000028631 | CCC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000028633 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.40%
C000028633 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000028633 | AA
Holdings [Line Items]
Percent of Total Investments	37.60%
C000028633 | A
Holdings [Line Items]
Percent of Total Investments	17.70%
C000028633 | BBB
Holdings [Line Items]
Percent of Total Investments	26.70%
C000028633 | BB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000028633 | B
Holdings [Line Items]
Percent of Total Investments	1.50%
C000028633 | A-1+
Holdings [Line Items]
Percent of Total Investments	1.60%
C000028633 | CCC
Holdings [Line Items]
Percent of Total Investments	0.60%